Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings

Borrowings as of December 31, 2024 and December 31, 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Credit facilities	$1,096,178	$908,288
Financial liabilities	731,206	502,275
Finance lease liabilities	325,784	468,414
Total borrowings	$2,153,168	$1,878,977
Less: Current portion of long-term borrowings, net	(266,222)	(285,036)
Less: Deferred finance costs, net	(24,231)	(17,514)
Long-term borrowings, net	$1,862,715	$1,576,427

Borrowings - Maturity of Long Term Debt

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Partners outstanding as of December 31, 2024, based on the repayment schedules of the respective credit facilities, financial liabilities and finance lease liabilities (as described above).

Period	Amount
2025	$272,035
2026	345,207
2027	283,352
2028	293,736
2029	241,480
2030 and thereafter	717,358
Total	$2,153,168